Document and Entity Information	Jun. 11, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 11, 2024
Entity Registrant Name	PROKIDNEY CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-40560
Entity Tax Identification Number	98-1586514
Entity Address Address Line 1	2000 Frontis Plaza Blvd.
Entity Address Address Line 2	Suite 250
Entity Address City Or Town	Winston-Salem
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27103
City Area Code	336
Local Phone Number	999-7019
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A ordinary shares, $0.0001 par value per share
Trading Symbol	PROK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001850270